Acquisitions and Divestitures - Subsequent to 2018 (Details) $ / shares in Units, $ / shares in Units, R in Millions, $ in Millions, $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 04, 2019 USD ($)	Jan. 04, 2019 ZAR (R)	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018 USD ($) shares	Feb. 05, 2019 USD ($)	Feb. 05, 2019 CAD ($) $ / shares	Nov. 26, 2018 € / shares shares	Jun. 18, 2018 $ / shares
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Share price (in dollars per share) | $ / shares									$ 12.25
Subsequent event | Fairfax Africa | Consolidated Infrastructure Group
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	41.20%	41.20%
Consideration paid	$ 49.7	R 696
Subsequent event | Consolidated Infrastructure Group | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage	49.10%	49.10%
Grivalia Properties REIC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					53.00%
Eurobank Ergasias S.A
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					18.00%
Forecast | AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				60.00%
Forecast | Eurobank Ergasias S.A
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			32.00%
Purchaser Entity [Member] | Subsequent event
Disclosure of detailed information about business combination [line items]
Notes issued						$ 256.3	$ 350.0
Shareholder's of Grivalia Properties REIC
Disclosure of detailed information about business combination [line items]
Pre-merger dividend (in dollars per share) | € / shares								€ 0.42
Right to receive exchange of shares								15.8
Common shares | AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Share price (in dollars per share) | $ / shares							$ 18.00
Common shares | AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Shares owned (in shares)					183,700
Investments in subsidiaries | $					$ 2.2
Preferred shares | AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Shares owned (in shares)					19,000,000
Investments in subsidiaries | $					$ 97.0